Warrant liabilities (Additional Information) (Details)		12 Months Ended
	Mar. 17, 2022 $ / shares	Dec. 31, 2023 SGD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 SGD ($) $ / shares	Dec. 31, 2021 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Business Acquisition 1 [Line Items]
Exercise price/warrant | $ / shares	$ 11.5		$ 11.5		$ 11.5
Changes in fair value of preferred shares and embedded derivatives		$ 4,122,000	$ 3,070,000	$ 23,341,000		$ (124,146,000)
Private Placement Member
Business Acquisition 1 [Line Items]
Warrant liabilities		12,960,000	12,960,000
Conversion Of Warrant Stock Shares Converted		12,960,000	12,960,000
Exercise price/warrant | $ / shares			$ 11.5
Conversion of Warrant Stock, Shares Issued		12,960,000	12,960,000
Fair Value Of Warrants Decreased		$ 649,000		$ 4,775,000	$ 4,775,000		$ 492,000	$ 3,562,000